Provisions (Tables)	9 Months Ended
Sep. 30, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2023	4.8	8.7	23.9	37.4
Additional provision in the period	18.0	—	1.5	19.5
Release of provision	(0.7)	—	(1.9)	(2.6)
Utilization of provision	(6.9)	(0.1)	(9.2)	(16.2)
Foreign exchange	(0.1)	—	—	(0.1)
Balance as of September 30, 2023	15.1	8.6	14.3	38.0

Analysis of total provisions:			September 30, 2023	December 31, 2022
Current			37.7	36.1
Non-current			0.3	1.3
Total			38.0	37.4